Financial instruments and risk management (Details 15) - Future Exports [Member] R$ / shares in Units, R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$) R$ / shares
U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	R$ 2,205
Discontinued hedge	(2,283)
Hedge instruments settled	(17)
Designated hedge instrument	95
U S D [Member] | Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 900
Maturity date	2026 to 2029
Protection exchange rate | R$ / shares	R$ 19.61
Hedge instruments	R$ 900
Discontinued hedge	(900)
U S D [Member] | Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,288
Maturity date	2023 to 2031
Protection exchange rate | R$ / shares	R$ 20.36
Hedge instruments	R$ 1,305
Discontinued hedge	(1,288)
Hedge instruments settled	(17)
U S D [Member] | Hedge Designation 2025 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 95
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 19.55
Discontinued hedge	R$ (95)
Designated hedge instrument	95
B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	13,654
Discontinued hedge	(12,561)
Hedge instruments settled	(95)
Designated hedge instrument	1,857
Exchange variation	(2,856)
B R L [Member] | Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 5,573
Maturity date	2026 to 2029
Protection exchange rate | R$ / shares	R$ 19.61
Hedge instruments	R$ 5,573
Discontinued hedge	(4,952)
Exchange variation	(621)
B R L [Member] | Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 8,360
Maturity date	2023 to 2031
Protection exchange rate | R$ / shares	R$ 20.36
Hedge instruments	R$ 8,081
Discontinued hedge	(7,086)
Hedge instruments settled	(95)
Exchange variation	(900)
B R L [Member] | Hedge Designation 2025 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,857
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 19.55
Discontinued hedge	R$ (523)
Designated hedge instrument	1,857
Exchange variation	R$ (1,334)